Buildings and Equipment	12 Months Ended
Dec. 31, 2011
Buildings and Equipment

Note 9 – Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2011
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$32.6	$.8	$31.8
Buildings	252.2	127.0	125.2
Equipment	391.0	209.1	181.9
Leasehold Improvements	298.5	180.5	118.0
Buildings Leased under Capital Leases	83.9	46.3	37.6

Total Buildings and Equipment	$1,058.2	$563.7	$494.5

The charge for depreciation, which includes depreciation of assets recorded under capital leases, amounted to $89.2 million in 2011, $93.5 million in 2010, and $95.7 million in 2009.